Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2017
Real estate properties held for lease, net [Abstract]
Schedule of Real Estate Properties Held for Lease, Net
	December 31, 2016	December 31, 2017
	US$	US$
Elementary schools	3,074,648	3,264,185
Basement parking	9,531,080	10,118,622
Kindergartens	8,269,659	9,596,645
Parking facilities	16,969,627	58,460,591
Clubhouses	6,008,447	8,181,616
Shopping mall	130,952,922	211,690,677

Total costs	174,806,383	301,312,336
Accumulated depreciation	(14,932,449)	(23,379,023)

Real estate properties held for lease, net	159,873,934	277,933,313

Schedule Of Minimum Rental Receivables
Year	Amount
US$

2018	9,292,757
2019	9,982,702
2020	9,919,920
2021	9,657,447
2022 and thereafter	70,661,054

Total	109,513,880